Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 287	$ 508	$ 307
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	148	(29)	4
Unrealized gain on hedges, net of tax	1	4	1
Other comprehensive income (loss), net of tax	148	(25)	4
Total comprehensive income (loss)	435	483	312
Less: Comprehensive income attributable to non-controlling interests	176	140	164
Comprehensive income attributable to Brightstar Lottery PLC	$ 259	$ 343	$ 148